Intangible assets - Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfIntangibleAssetsLineItems
December 31, 2020	$ 100
December 31, 2021	93	$ 100
Cost
DisclosureOfIntangibleAssetsLineItems
December 31, 2020	100
Additions during the year		95
Exchange rate adjustments	(7)	5
December 31, 2021	93	100
Accumulated depreciation and amortisation [member]
DisclosureOfIntangibleAssetsLineItems
December 31, 2020	0
Exchange rate adjustments
Amortization for the year
December 31, 2021		$ 0